UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21641
                                                    ----------

   Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC
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               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC (1)

CONSOLIDATED SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Investment in Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC,
at value  - 99.70% (cost $1,302,881)                                                                        $ 1,462,760

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.30%                                                               4,389
                                                                                                            -----------
NET ASSETS - 100.00%                                                                                        $ 1,467,149
                                                                                                            ===========

(1) Invests the majority of its assets in Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Equity Market Neutral    9.64%
Equity Long/Short       90.36%

                                                                                 PERCENTAGE
                                                                                OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 99.10%          LIQUIDITY               CAPITAL            COST             FAIR VALUE (4)

EQUITY LONG/SHORT

Cantillon Europe L.P.                                     Quarterly                 6.60%       $ 5,000,000           $  6,819,708
Cycladic Catalyst Fund, L.P.                                 (6)                    2.48%         4,000,000              2,561,128
Gandhara Fund, L.P.                                       Quarterly                 7.87%         5,250,000              8,133,090
Glenview Institutional Partners, L.P.                     Quarterly                10.35%         6,680,772             10,702,180
Karsch Capital II, L.P.                                   Quarterly                 7.25%         4,685,244              7,499,708
Lansdowne UK Equity Fund, L.P.                             Monthly                 10.21%         5,500,000             10,554,025
Optimal Japan Fund                                         Monthly                  7.48%         5,964,572              7,737,578
Tosca                                                     Quarterly                11.22%         5,666,094             11,604,202
Viking Global Equity L.P.                                  Annually                11.38%         5,209,450             11,762,760
WF Asia Fund Limited                                       Monthly                  4.31%         2,000,000              4,456,104
Westfield Life Sciences Fund II, L.P.                     Quarterly                 6.85%         4,376,377              7,079,077
ZA International Fund, L.P.(7)                            Quarterly                 3.54%         3,000,000              3,655,925
                                                                                   ------       -----------           ------------
                                                                                   89.54%        57,332,509             92,565,485
                                                                                   ------       -----------           ------------

EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund L.P.                         Quarterly                 9.56%         8,544,025              9,879,786
                                                                                   ------       -----------           ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $65,876,534)                                                               $102,445,271

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                                 PERCENTAGE
                                                                                OF MEMBERS'
                                                             SHARES               CAPITAL            COST             FAIR VALUE

OTHER INVESTMENTS (1) (2)

Point Biomedical Corporation (3) (5)
Series A preferred stock                                      5,066                    -        $     2,374           $      2,374
                                                             ------                -----        -----------           ------------

TOTAL INVESTMENTS (COST $65,878,908)                                                                                   102,447,645

Other Assets, Less Liabilities 0.90%                                                                                       933,980
                                                                                                                      ------------

MEMBERS' CAPITAL 100.00%                                                                                              $103,381,625
                                                                                                                      ============


(1)   Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)   Non-income producing securities.
(4) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which Credit Suisse Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund Manager's valuation policies and reported by the Portfolio Fund Manager or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(5) As of December 31, 2007, Series G Preferred Stock was converted to Series A Preferred Stock.
(6) On December 28, 2007 the General Partner of Cycladic Catalyst Fund, L.P. resolved to temporarily suspend the determination of the Net Asset Value and the ability of investors to redeem their partnership interests in the fund with immediate effect until further notice.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

(7)  Affiliated Portfolio Fund.

     Affiliated Issuers
     ------------------
     An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                                     Value at                                                     Value at
     Affiliate                                    April 1, 2007         Purchases       Sales Proceeds        December 31, 2007
     ------------------------------------------ ------------------- ------------------ ------------------ --------------------------
     ZA International Fund, L.P.                   $ 3,149,746            $ -                $ -                 $ 3,655,925


ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Long/Short Equity Institutional
            ------------------------------------------------------------------
             Fund, LLC
            ----------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         February 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date         February 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date         February 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.